Revenue - Narrative (Details) $ in Thousands		3 Months Ended
	Jan. 01, 2018	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)	Feb. 29, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 21, 2017 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | £		£ 253,000	£ 375,000
Eurofarma Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue					$ 2,500	£ 1,900,000
Eurofarma Revenue Agreement | Specified Development Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments							$ 2,750
Eurofarma Revenue Agreement | Specified Development Milestones, Enrollment Milestone One
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue				$ 1,000
Eurofarma Revenue Agreement | Other Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments							21,500
Specified milestone payments, maximum cumulative net sales benchmark							100,000
Specified milestone payments, cumulative net sales incremental benchmark							$ 100,000
Sarepta Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development costs percentage, entity responsibility	55.00%
Research and development costs percentage, third party responsibility	45.00%
Research and development costs, minimum percentage of budgeted amount	110.00%
Licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | £		253,000	375,000
Licensing agreements | Eurofarma Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | £		250,000	120,000
Licensing agreements | Sarepta Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | £		£ 0	£ 260,000